CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 163,241	$ 129,749	$ 87,550
Business tax	(3,548)	(2,789)	(1,785)
Net revenues	159,693	126,960	85,765
Cost of revenues	(43,019)	(35,021)	(28,328)
Gross profit	116,674	91,939	57,437
Operating expenses
Research and development	(35,581)	(23,720)	(12,732)
Selling and marketing	(24,958)	(16,428)	(9,335)
General and administrative	(20,322)	(15,114)	(12,769)
Impairments of intangible assets	0	(19)	0
Total operating expenses	(80,861)	(55,281)	(34,836)
Government subsidies	3,111	163	748
Operating income	38,924	36,821	23,349
Gain on re-measurement of fair value of the equity method investment		995
Interest income	6,456	5,226	1,991
Change in fair value of forward contract		2,465	(2,465)
Foreign exchange gains/ (loss)	454	(1,579)	1,504
Other income	342	188	94
Income before income taxes, share of net loss of equity method investment	46,176	44,116	24,473
Income tax expense	(7,214)	(5,086)	(4,041)
Share of net loss of equity method investment, net of tax	(778)	(653)	(238)
Net income	38,184	38,377	20,194
Less: Net income attributable to noncontrolling interest	1,676	1,842	1,059
Net income attributable to AutoNavi Holdings Limited shareholders	36,508	36,535	19,135
Less: Net income attributable to AutoNavi Holdings Limited Series A preferred shareholders			2,282
Net income attributable to AutoNavi Holdings Limited ordinary shareholders	36,508	36,535	16,853
Net income per ordinary share
Basic (in dollars per share)	$ 0.19	$ 0.19	$ 0.11
Diluted (in dollars per share)	$ 0.18	$ 0.18	$ 0.10
Weighted average number of shares used in calculating net income per ordinary share
Basic (in shares)	190,853,540	190,132,407	149,684,032
Diluted (in shares)	201,168,386	201,230,735	182,696,079
Other comprehensive income, net of tax
Foreign currency translation adjustment	2,338	7,013	3,635
Comprehensive income	40,522	45,390	23,829
Less: comprehensive income attributable to noncontrolling interest	1,730	2,042	1,168
Comprehensive income attributable to AutoNavi Holdings Limited shareholders	38,792	43,348	22,661
Cost of revenues
Share-based compensation expense included in
Allocated Share-based Compensation Expense	221	232	608
Research and development
Share-based compensation expense included in
Allocated Share-based Compensation Expense	3,785	2,464	1,559
Selling and marketing
Share-based compensation expense included in
Allocated Share-based Compensation Expense	4,651	1,705	1,324
General and administrative
Share-based compensation expense included in
Allocated Share-based Compensation Expense	$ 3,879	$ 961	$ 2,966